UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   DECEMBER 31

Date of Reporting Period:  MARCH 31, 2011

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED MARCH 31, 2011



[LOGO OF USAA]
   USAA(R)





PORTFOLIOS OF INVESTMENTS
1ST QUARTER
USAA TARGET RETIREMENT FUNDS
MARCH 31, 2011





                                                                      (Form N-Q)

88215-0511                                   (C)2011, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA TARGET RETIREMENT INCOME FUND
March 31, 2011 (unaudited)

                                                                                           MARKET
NUMBER                                                                                      VALUE
OF SHARES    SECURITY                                                                       (000)
-------------------------------------------------------------------------------------------------
             EQUITY MUTUAL FUNDS (32.8%)
  175,830    USAA Aggressive Growth Fund                                                 $  6,161
  414,191    USAA Emerging Markets Fund                                                     8,996
  470,226    USAA Growth Fund                                                               7,185
  514,352    USAA Income Stock Fund                                                         6,573
  701,441    USAA International Fund                                                       17,578
   87,881    USAA Precious Metals and Minerals Fund                                         3,606
  439,949    USAA Real Return Fund                                                          4,483
  332,066    USAA S&P 500 Index Fund                                                        6,592
  435,549    USAA Small Cap Stock Fund                                                      6,390
  459,093    USAA Value Fund                                                                6,616
                                                                                         --------
             Total Equity Mutual Funds (cost: $59,079)                                     74,180
                                                                                         --------
             FIXED-INCOME MUTUAL FUNDS (65.8%)
4,624,432    USAA Income Fund                                                              59,008
4,261,304    USAA Intermediate-Term Bond Fund                                              44,488
4,906,819    USAA Short-Term Bond Fund                                                     44,946
                                                                                         --------
             Total Fixed-income Mutual Funds (cost: $141,445)                             148,442
                                                                                         --------
             MONEY MARKET INSTRUMENTS (1.3%)

             MONEY MARKET FUNDS (1.3%)
2,861,068    State Street Institutional Liquid Reserve Fund, 0.19%(a) (cost: $2,861)        2,861
                                                                                         --------

             TOTAL INVESTMENTS (COST: $203,385)                                          $225,483
                                                                                         ========

($ IN 000s)                                     VALUATION HIERARCHY
                                                -------------------
                                  (LEVEL 1)
                                QUOTED PRICES        (LEVEL 2)
                                  IN ACTIVE            OTHER            (LEVEL 3)
                                   MARKETS          SIGNIFICANT        SIGNIFICANT
                                FOR IDENTICAL       OBSERVABLE        UNOBSERVABLE
ASSETS                             ASSETS             INPUTS             INPUTS                  TOTAL
------------------------------------------------------------------------------------------------------
Equity Mutual Funds             $      74,180       $        --       $         --       $      74,180
Fixed-Income Mutual Funds             148,442                --                 --             148,442
Money Market Instruments:
  Money Market Funds                    2,861                --                 --               2,861
------------------------------------------------------------------------------------------------------
TOTAL                           $     225,483       $        --       $         --       $     225,483
------------------------------------------------------------------------------------------------------

For the period ended March 31, 2011, there were no significant transfers of securities between levels. The Fund's policy is to recognize transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

1  | USAA Target Retirement Income Fund

================================================================================

PORTFOLIO OF INVESTMENTS

USAA TARGET RETIREMENT 2020 FUND
March 31, 2011 (unaudited)

                                                                                           MARKET
NUMBER                                                                                      VALUE
OF SHARES    SECURITY                                                                       (000)
-------------------------------------------------------------------------------------------------
             EQUITY MUTUAL FUNDS (43.1%)
  441,029    USAA Aggressive Growth Fund                                                 $ 15,454
1,039,248    USAA Emerging Markets Fund                                                    22,572
1,177,724    USAA Growth Fund                                                              17,996
1,289,146    USAA Income Stock Fund                                                        16,475
1,760,527    USAA International Fund                                                       44,119
  221,023    USAA Precious Metals and Minerals Fund                                         9,068
  828,447    USAA Real Return Fund                                                          8,442
  832,274    USAA S&P 500 Index Fund                                                       16,521
1,095,537    USAA Small Cap Stock Fund                                                     16,071
1,150,657    USAA Value Fund                                                               16,581
                                                                                         --------
             Total Equity Mutual Funds (cost: $142,516)                                   183,299
                                                                                         --------
             FIXED-INCOME MUTUAL FUNDS (55.7%)
3,895,164    USAA High-Yield Opportunities Fund                                            33,693
6,301,586    USAA Income Fund                                                              80,408
5,806,889    USAA Intermediate-Term Bond Fund                                              60,624
6,752,974    USAA Short-Term Bond Fund                                                     61,858
                                                                                         --------
             Total Fixed-income Mutual Funds (cost: $219,915)                             236,583
                                                                                         --------
             MONEY MARKET INSTRUMENTS (1.1%)

             MONEY MARKET FUNDS (1.1%)
4,543,730    State Street Institutional Liquid Reserve Fund, 0.19%(a) (cost: $4,544)        4,544
                                                                                         --------

             TOTAL INVESTMENTS (COST: $366,975)                                          $424,426
                                                                                         ========
($ IN 000s)                                     VALUATION HIERARCHY
                                                -------------------
                                  (LEVEL 1)
                                QUOTED PRICES        (LEVEL 2)
                                  IN ACTIVE            OTHER            (LEVEL 3)
                                   MARKETS          SIGNIFICANT        SIGNIFICANT
                                FOR IDENTICAL       OBSERVABLE        UNOBSERVABLE
ASSETS                             ASSETS             INPUTS             INPUTS                  TOTAL
------------------------------------------------------------------------------------------------------
Equity Mutual Funds             $     183,299       $        --       $         --       $     183,299
Fixed-Income Mutual Funds             236,583                --                 --             236,583
Money Market Instruments:
  Money Market Funds                    4,544                --                 --               4,544
------------------------------------------------------------------------------------------------------
TOTAL                           $     424,426       $        --       $         --       $     424,426
------------------------------------------------------------------------------------------------------

For the period ended March 31, 2011, there were no significant transfers of securities between levels. The Fund's policy is to recognize transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

2  | USAA Target Retirement 2020 Fund

================================================================================

PORTFOLIO OF INVESTMENTS

USAA TARGET RETIREMENT 2030 FUND
March 31, 2011 (unaudited)

                                                                                           MARKET
NUMBER                                                                                      VALUE
OF SHARES    SECURITY                                                                       (000)
-------------------------------------------------------------------------------------------------
             EQUITY MUTUAL FUNDS (63.1%)
   966,695   USAA Aggressive Growth Fund                                                 $ 33,873
 2,277,050   USAA Emerging Markets Fund                                                    49,457
 2,581,138   USAA Growth Fund                                                              39,440
 2,823,077   USAA Income Stock Fund                                                        36,079
 3,861,097   USAA International Fund                                                       96,759
   483,083   USAA Precious Metals and Minerals Fund                                        19,821
 1,209,551   USAA Real Return Fund                                                         12,325
 1,822,567   USAA S&P 500 Index Fund                                                       36,178
 2,394,666   USAA Small Cap Stock Fund                                                     35,130
 2,519,769   USAA Value Fund                                                               36,310
                                                                                         --------
             Total Equity Mutual Funds (cost: $312,159)                                   395,372
                                                                                         --------
             FIXED-INCOME MUTUAL FUNDS (35.0%)
$5,687,103   USAA High-Yield Opportunities Fund                                            49,193
 7,964,387   USAA Income Fund                                                             101,626
 6,511,886   USAA Intermediate-Term Bond Fund                                              67,984
                                                                                         --------
             Total Fixed-income Mutual Funds (cost: $199,181)                             218,803
                                                                                         --------

             MONEY MARKET INSTRUMENTS (1.9%)

             MONEY MARKET FUNDS (1.9%)
11,958,531   State Street Institutional Liquid Reserve Fund, 0.19%(a) (cost: $11,959)      11,959
                                                                                         --------

             TOTAL INVESTMENTS (COST: $523,299)                                          $626,134
                                                                                         ========

($ IN 000s)                                     VALUATION HIERARCHY
                                                -------------------
                                  (LEVEL 1)
                                QUOTED PRICES        (LEVEL 2)
                                  IN ACTIVE            OTHER            (LEVEL 3)
                                   MARKETS          SIGNIFICANT        SIGNIFICANT
                                FOR IDENTICAL       OBSERVABLE        UNOBSERVABLE
ASSETS                             ASSETS             INPUTS             INPUTS                  TOTAL
------------------------------------------------------------------------------------------------------
Equity Mutual Funds             $     395,372       $        --       $         --       $     395,372
Fixed-Income Mutual Funds             218,803                --                 --             218,803
Money Market Instruments:
  Money Market Funds                   11,959                --                 --              11,959
------------------------------------------------------------------------------------------------------
TOTAL                           $     626,134       $        --       $         --       $     626,134
------------------------------------------------------------------------------------------------------

For the period ended March 31, 2011, there were no significant transfers of securities between levels. The Fund's policy is to recognize transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

3  | USAA Target Retirement 2030 Fund

================================================================================

PORTFOLIO OF INVESTMENTS

USAA TARGET RETIREMENT 2040 FUND
March 31, 2011 (unaudited)

                                                                                           MARKET
NUMBER                                                                                      VALUE
OF SHARES    SECURITY                                                                       (000)
-------------------------------------------------------------------------------------------------
             EQUITY MUTUAL FUNDS (83.1%)
 1,240,242   USAA Aggressive Growth Fund                                                 $ 43,458
 2,920,836   USAA Emerging Markets Fund                                                    63,441
 3,311,290   USAA Growth Fund                                                              50,597
 3,624,977   USAA Income Stock Fund                                                        46,327
 4,938,142   USAA International Fund                                                      123,750
   620,447   USAA Precious Metals and Minerals Fund                                        25,457
 1,163,332   USAA Real Return Fund                                                         11,854
 2,340,257   USAA S&P 500 Index Fund                                                       46,454
 3,072,201   USAA Small Cap Stock Fund                                                     45,069
 3,235,487   USAA Value Fund                                                               46,623
                                                                                         --------
             Total Equity Mutual Funds (cost: $401,772)                                   503,030
                                                                                         --------
             FIXED-INCOME MUTUAL FUNDS (14.7%)
 5,469,799   USAA High-Yield Opportunities Fund                                            47,314
 3,247,842   USAA Income Fund                                                              41,442
                                                                                         --------
             Total Fixed-income Mutual Funds (cost: $78,921)                               88,756
                                                                                         --------
             MONEY MARKET INSTRUMENTS (2.2%)

             MONEY MARKET FUNDS (2.2%)
13,628,758   State Street Institutional Liquid Reserve Fund, 0.19%(a) (cost: $13,629)      13,629
                                                                                         --------

             TOTAL INVESTMENTS (COST: $494,322)                                          $605,415
                                                                                         ========

($ IN 000s)                                     VALUATION HIERARCHY
                                                -------------------
                                  (LEVEL 1)
                                QUOTED PRICES        (LEVEL 2)
                                  IN ACTIVE            OTHER            (LEVEL 3)
                                   MARKETS          SIGNIFICANT        SIGNIFICANT
                                FOR IDENTICAL       OBSERVABLE        UNOBSERVABLE
ASSETS                             ASSETS             INPUTS             INPUTS                  TOTAL
------------------------------------------------------------------------------------------------------
Equity Mutual Funds             $     503,030       $        --       $         --       $     503,030
Fixed-Income Mutual Funds              88,756                --                 --              88,756
Money Market Instruments:
  Money Market Funds                   13,629                --                 --              13,629
------------------------------------------------------------------------------------------------------
Total                           $     605,415       $        --       $         --       $     605,415
------------------------------------------------------------------------------------------------------

For the period ended March 31, 2011, there were no significant transfers of securities between levels. The Fund's policy is to recognize transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

4  | USAA Target Retirement 2040 Fund

================================================================================

PORTFOLIO OF INVESTMENTS

USAA TARGET RETIREMENT 2050 FUND
March 31, 2011 (unaudited)

                                                                                           MARKET
NUMBER                                                                                      VALUE
OF SHARES    SECURITY                                                                       (000)
-------------------------------------------------------------------------------------------------
             EQUITY MUTUAL FUNDS (95.6%)
   621,772   USAA Aggressive Growth Fund                                                 $ 21,787
 1,464,685   USAA Emerging Markets Fund                                                    31,813
 1,659,621   USAA Growth Fund                                                              25,359
 1,818,118   USAA Income Stock Fund                                                        23,236
 2,489,813   USAA International Fund                                                       62,395
   311,101   USAA Precious Metals and Minerals Fund                                        12,764
 1,173,752   USAA S&P 500 Index Fund                                                       23,299
 1,542,071   USAA Small Cap Stock Fund                                                     22,622
 1,622,735   USAA Value Fund                                                               23,384
                                                                                         --------
             Total Equity Mutual Funds (cost: $198,489)                                   246,659
                                                                                         --------
             MONEY MARKET INSTRUMENTS (4.3%)

             MONEY MARKET FUNDS (4.3%)
11,214,267   State Street Institutional Liquid Reserve Fund, 0.19%(a) (cost: $11,214)      11,214
                                                                                         --------

             TOTAL INVESTMENTS (COST: $209,703)                                          $257,873
                                                                                         ========

($ IN 000s)                                     VALUATION HIERARCHY
                                                -------------------
                                  (LEVEL 1)
                                QUOTED PRICES        (LEVEL 2)
                                  IN ACTIVE            OTHER            (LEVEL 3)
                                   MARKETS          SIGNIFICANT        SIGNIFICANT
                                FOR IDENTICAL       OBSERVABLE        UNOBSERVABLE
ASSETS                             ASSETS             INPUTS             INPUTS                  TOTAL
------------------------------------------------------------------------------------------------------
Equity Mutual Funds             $     246,659       $        --       $         --       $     246,659
Money Market Instruments:
  Money Market Funds                   11,214                --                 --              11,214
------------------------------------------------------------------------------------------------------
Total                           $     257,873       $        --       $         --       $     257,873
------------------------------------------------------------------------------------------------------

For the period ended March 31, 2011, there were no significant transfers of securities between levels. The Fund's policy is to recognize transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

5  | USAA Target Retirement 2050 Fund

================================================================================

NOTES TO PORTFOLIOS OF INVESTMENTS

March 31, 2011 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 48 separate funds. The information presented in this quarterly report pertains only to the USAA Target Retirement Income Fund (Target Income), the USAA Target Retirement 2020 Fund (Target 2020), the USAA Target Retirement 2030 Fund (Target 2030), the USAA Target Retirement 2040 Fund (Target 2040), and the USAA Target Retirement 2050 Fund (Target 2050) (collectively, the Funds), which are classified as diversified under the 1940 Act.

Each Fund is a "fund of funds" in that it invests in a portfolio of underlying USAA equity and fixed income mutual funds (underlying USAA funds) managed by USAA Investment Management Company (the Manager), an affiliate of the Funds. The Funds invest in the Reward Shares of the USAA S&P 500 Index Fund and the Institutional Shares of the other underlying funds.

A. SECURITY VALUATION -- The values of the Funds' investments as well as the investments of the underlying USAA funds are determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Investments in the underlying USAA funds and other open-end investment companies, other than exchange-traded funds (ETFs) are valued at their net asset value (NAV) at the end of each business day.

2. The underlying USAA funds have specific valuation procedures. Securities held by an underlying USAA fund for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of a fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with a fund's subadvisers, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause a fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely-used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

================================================================================

6  | USAA Target Retirement Funds

================================================================================

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. As of March 31, 2011, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. As of March 31, 2011, gross unrealized appreciation and depreciation of investments and resulting net appreciation (depreciation), were as follows (in thousands):

                           Target Income     Target 2020     Target 2030    Target 2040    Target 2050
------------------------------------------------------------------------------------------------------
Unrealized appreciation          $22,098         $57,451        $102,835       $111,093        $48,170
Unrealized depreciation                -               -               -              -              -
------------------------------------------------------------------------------------------------------
Net                              $22,098         $57,451        $102,835       $111,093        $48,170
------------------------------------------------------------------------------------------------------

D. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. As of March 31, 2011, net assets were as follows (in thousands):

                           Target Income     Target 2020     Target 2030    Target 2040    Target 2050
------------------------------------------------------------------------------------------------------
Net assets                      $225,695        $424,717        $626,291       $605,413       $258,113

E. TRANSACTIONS WITH AFFILIATED FUNDS - The following tables provide details related to each Fund's investment in the underlying USAA funds for the six-month period ended March 31, 2011 (in thousands):

Target Income:

                                                                          Realized
                                   Purchase     Sales        Dividend     Gain                Market Value
Affiliated USAA Fund               Cost(a)      Proceeds     Income       (Loss)(b)     12/31/2010     3/31/2011
----------------------             --------     --------     --------     ---------     ----------     ---------
Aggressive Growth                    $1,015         $558           $-           $22         $5,327        $6,161
Emerging Markets                      1,542           55            -            (4)         7,423         8,996

================================================================================

7  | USAA Target Retirement Funds

================================================================================

Growth                                1,204          403            -               7        6,113         7,185
Income                               10,493        1,630          578            (29)       50,040        59,008
Income Stock                            988          495           19              17        5,656         6,573
Intermediate-Term Bond                7,367        1,238          576               1       37,835        44,488
International                         3,803          289            -               1       13,523        17,578
Precious Metals and Minerals            589            -            -               -        3,134         3,606
Real Return                             698           44           33               -        3,762         4,483
S&P 500 Index                         1,049          513           40              15        5,730         6,592
Short-Term Bond                       7,347          230          323             (2)       37,923        44,946
Small Cap Stock                         960          589            -              21        5,601         6,390
Value                                 1,000          646            -              26        5,807         6,616

Target 2020:

                                                                          Realized
                                   Purchase     Sales        Dividend     Gain                Market Value
Affiliated USAA Fund               Cost(a)      Proceeds     Income       (Loss)(b)     12/31/2010     3/31/2011
----------------------             --------     --------     --------     ---------     ----------     ---------
Aggressive Growth                    $2,245       $1,239           $-           $54        $13,501       $15,454
Emerging Markets                      3,679          122            -            (9)        18,807        22,572
Growth                                2,666          816            -             17        15,469        17,996
High-Yield Opportunities              4,683        4,454          559             73        32,500        33,693
Income                               15,133        3,095          790           (54)        68,210        80,408
Income Stock                          2,150        1,060           47             41        14,317        16,475
Intermediate-Term Bond               10,648        2,264          786              4        51,516        60,624
International                         8,742          265            -              -        34,278        44,119
Precious Metals and Minerals          1,407            -            -              -         7,967         9,068
Real Return                           1,240           79           61            (1)         7,155         8,442
S&P 500 Index                         2,303        1,107          101             37        14,509        16,521
Short-Term Bond                      10,630          285          441            (2)        51,638        61,858
Small Cap Stock                       2,106        1,318            -             49        14,237        16,071
Value                                 2,180        1,446            -             64        14,705        16,581

Target 2030:

                                                                          Realized
                                   Purchase     Sales        Dividend     Gain                Market Value
Affiliated USAA Fund               Cost(a)      Proceeds     Income       (Loss)(b)     12/31/2010     3/31/2011
----------------------             --------     --------     --------     ---------     ----------     ---------
Aggressive Growth                    $4,856       $2,262           $-           $85        $29,243       $33,873
Emerging Markets                      9,074          797            -           (58)        40,722        49,457
Growth                                5,769        1,275            -            19         33,503        39,440
High-Yield Opportunities              7,283        6,359          816            79         46,882        49,193
Income                               22,908        6,941        1,004         (111)         85,424       101,626
Income Stock                          4,634        1,839          103            60         30,985        36,079
Intermediate-Term Bond               14,498        4,745          886            12         57,397        67,984
International                        19,560            -            -             -         74,296        96,759
Precious Metals and Minerals          3,283            -            -             -         17,210        19,821
Real Return                           2,075          253           89            (2)        10,321        12,325
S&P 500 Index                         4,971        1,941          221            54         31,398        36,178
Small Cap Stock                       4,539        2,417            -            83         30,756        35,130
Value                                 4,703        2,674            -           103         31,824        36,310

Target 2040:

                                                                          Realized
                                   Purchase     Sales        Dividend     Gain                Market Value
Affiliated USAA Fund               Cost(a)      Proceeds     Income       (Loss)(b)     12/31/2010     3/31/2011
----------------------             --------     --------     --------     ---------     ----------     ---------
Aggressive Growth                    $6,540       $2,263           $-           $71        $36,631       $43,458
Emerging Markets                     13,208        1,396            -          (102)        51,003        63,441
Growth                                7,760          932            -             7         41,965        50,597
High-Yield Opportunities              7,663        5,689          778            53         44,032        47,314

================================================================================

                                         Notes to Portfolios of Investments |  8

================================================================================

Income                               15,343       10,705          439           (56)        36,631        41,442
Income Stock                          6,346        1,749          132            38         38,845        46,327
International                        27,362            -            -             -         92,765       123,750
Precious Metals and Minerals          4,708            -            -             -         21,583        25,457
Real Return                           2,303          316           86            (2)         9,693        11,854
S&P 500 Index                         6,716        1,815          284            39         39,363        46,454
Small Cap Stock                       6,142        2,444            -            75         38,526        45,069
Value                                 6,374        2,734            -            85         39,896        46,623

Target 2050:

                                                                          Realized
                                   Purchase     Sales        Dividend     Gain                Market Value
Affiliated USAA Fund               Cost(a)      Proceeds     Income       (Loss)(b)     12/31/2010     3/31/2011
----------------------             --------     --------     --------     ---------     ----------     ---------
Aggressive Growth                    $3,959         $913           $-           $21        $17,508       $21,787
Emerging Markets                      8,037          947            -           (69)        24,388        31,813
Growth                                4,679          241            -             1         20,053        25,359
Income Stock                          4,105          839           66             1         18,574        23,236
International                        16,213            -            -             -         44,412        62,395
Precious Metals and Minerals          2,893           67            -           (17)        10,322        12,764
S&P 500 Index                         4,181          759          142             6         18,822        23,299
Small Cap Stock                       3,823        1,032            -            23         18,435        22,622
Value                                 4,039        1,228            -            20         19,077        23,384

(a) Includes reinvestment of distributions from dividend income and realized gains.
(b) Includes capital gain distributions received, if any.

SPECIFIC NOTES

(a) Rate represents the money market fund annualized seven-day yield at March 31, 2011.

================================================================================

9  | USAA Target Retirement Funds




ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.















                                 SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended March 31, 2011

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Secretary

Date:    May 31, 2011
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    May 31, 2011
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    May 31, 2011
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.